CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME
(Loss) profit for the year	R (2,520.7)	R (4,433.1)	R 3,042.7
Other Comprehensive Income - Items that may be reclassified to profit or loss
Other comprehensive income, net of tax	1,764.1	(627.2)	(131.4)
Foreign currency translation	1,719.1	(632.4)	(131.4)
Mark-to-market valuation	45.0	5.2
Total comprehensive income	(756.6)	(5,060.3)	2,911.3
Attributable to:
Owners of Sibanye Stillwater	(733.1)	(5,064.6)	3,341.9
Non-controlling interests	R (23.5)	R 4.3	R (430.6)